Benefit Plans (Schedule Of Defined Benefit Plans Disclosures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)	$ 782,795	$ 697,228
Service cost	8,272	7,412	$ 8,450
Interest cost	22,151	27,343	25,220
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	66,827	88,311	(88,300)
Amendments (primarily increases in pension bands)	967	0
Benefits paid	(38,487)	(37,499)
Projected benefit obligation at ending Measurement Date	842,525	782,795	697,228
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	769,704	684,485
Actual return on plan assets	118,716	122,690
Employer contributions during quarter	87	28	30,100
Benefits paid	(38,487)	(37,499)
Fair value of plan assets at ending Measurement Date	850,020	769,704	684,485
Unfunded status	7,495	(13,091)
Asset, Defined Benefit Pension Plan, Noncurrent	(8,669)	0
Amounts recognized in the statement of financial position under ASC 715:
Noncurrent liabilities	(1,174)	(13,091)
Net amount recognized		(13,091)
Sources of change in regulatory assets(1):
Prior service cost (credit) arising during period	967	0
Net loss (gain) arising during period	(14,110)	(4,472)
Amortization of prior service cost	(3,677)	(3,823)
Amortization of gain (loss)	(8,115)	(11,084)
Total recognized in regulatory assets	(24,935)	(19,379)
Net loss (gain)	145,526	167,750
Prior service cost (credit)	11,613	14,323
Total amounts included in regulatory assets (liabilities)	$ 157,139	$ 182,073
Percentage by asset category	100.00%	100.00%
Assets for Plan Benefits, Defined Benefit Plan	$ 7,495
Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	7,046
Fair value of plan assets at ending Measurement Date	6,769	$ 7,046
Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	762,658
Fair value of plan assets at ending Measurement Date	843,251	762,658
Indianapolis Power And Light Company
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)	782,795	697,228
Service cost	8,272	7,412	8,450
Interest cost	22,151	27,343	25,220
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	66,827	88,311
Amendments (primarily increases in pension bands)	967	0
Benefits paid	(38,487)	(37,499)
Projected benefit obligation at ending Measurement Date	842,525	782,795	697,228
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	769,704	684,485
Actual return on plan assets	118,716	122,690
Employer contributions during quarter	87	28	30,100
Benefits paid	(38,487)	(37,499)
Fair value of plan assets at ending Measurement Date	850,020	769,704	$ 684,485
Unfunded status	7,495	(13,091)
Asset, Defined Benefit Pension Plan, Noncurrent	(8,669)	0
Amounts recognized in the statement of financial position under ASC 715:
Noncurrent liabilities	(1,174)	(13,091)
Net amount recognized		(13,091)
Sources of change in regulatory assets(1):
Prior service cost (credit) arising during period	967	0
Net loss (gain) arising during period	(14,110)	(4,472)
Amortization of prior service cost	(3,677)	(3,823)
Amortization of gain (loss)	(8,115)	(11,084)
Total recognized in regulatory assets	(24,935)	(19,379)
Net loss (gain)	145,526	167,750
Prior service cost (credit)	11,613	14,323
Total amounts included in regulatory assets (liabilities)	$ 157,139	$ 182,073
Percentage by asset category	100.00%	100.00%
Assets for Plan Benefits, Defined Benefit Plan	$ (7,495)
Indianapolis Power And Light Company | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	7,046
Fair value of plan assets at ending Measurement Date	6,769	$ 7,046
Indianapolis Power And Light Company | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	762,658
Fair value of plan assets at ending Measurement Date	843,251	762,658
US Government Debt Securities [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	154,798
Fair value of plan assets at ending Measurement Date	$ 118,255	$ 154,798
Sources of change in regulatory assets(1):
Percentage by asset category	14.00%	20.00%
US Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	$ 39
Fair value of plan assets at ending Measurement Date	131	$ 39
US Government Debt Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	154,759
Fair value of plan assets at ending Measurement Date	118,124	154,759
US Government Debt Securities [Member] | Indianapolis Power And Light Company
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	154,798
Fair value of plan assets at ending Measurement Date	$ 118,255	$ 154,798
Sources of change in regulatory assets(1):
Percentage by asset category	14.00%	20.00%
US Government Debt Securities [Member] | Indianapolis Power And Light Company | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	$ 39
Fair value of plan assets at ending Measurement Date	131	$ 39
US Government Debt Securities [Member] | Indianapolis Power And Light Company | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	154,759
Fair value of plan assets at ending Measurement Date	$ 118,124	$ 154,759